Discounted Future Net Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
MRD [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	$ 8,313,329		$ 5,722,848		$ 4,921,192
Future production costs	(1,325,573)		(1,587,374)		(1,255,289)
Future development costs	(1,443,612)		(1,352,945)		(1,060,777)
Future income tax expense	(1,789,031)	[1]
Future net cash flows for estimated timing of cash flows	3,755,113		2,782,529		2,605,126
10% annual discount for estimated timing of cash flows	(1,792,579)		(1,313,577)		(1,284,531)
Standardized measure of discounted future net cash flows	1,962,534	[2]	1,468,952	[2]	1,320,595	[2]	1,386,071
MEMP [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	13,191,866		6,892,150		6,511,776
Future production costs	(4,516,077)		(2,719,024)		(2,258,554)
Future development costs	(1,222,221)		(685,858)		(620,944)
Future net cash flows for estimated timing of cash flows	7,453,568	[3]	3,487,268	[3]	3,632,278	[3]
10% annual discount for estimated timing of cash flows	(4,693,960)		(1,879,156)		(2,042,362)
Standardized measure of discounted future net cash flows	$ 2,759,608	[4]	$ 1,608,112	[4]	$ 1,589,916	[4]	$ 1,499,414

[1]	Our predecessor was a pass through entity and was subject to the Texas margin tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality, we have excluded the impact of this tax for the years ended December 31, 2013 and 2012.
[2]	Includes $63,422 and $78,518 attributable to both noncontrolling interests and the MRD Segment previous owners for the years ended December 31, 2013 and 2012, respectively.
[3]	MEMP is subject to the Texas margin tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality we have excluded the impact of this tax for the years ended December 31, 2014, 2013 and 2012.
[4]	MRD Segment’s share of the standardized measure of discounted future net cash flows was $2,760, $142,318 and $554,981 for the years ended December 31, 2014, 2013 and 2012, respectively.